INTANGIBLE ASSETS, NET - Schedule of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
INTANGIBLE ASSETS, NET
Total costs	¥ 673,584		¥ 586,002
Less: accumulated amortization	76,057		33,991
Intangible assets, net	597,527	$ 87,263	552,011
Brand names
INTANGIBLE ASSETS, NET
Intangible assets with definite lives	113,786		104,586
Trademark
INTANGIBLE ASSETS, NET
Intangible assets with definite lives	32,016		32,016
Customer relationship
INTANGIBLE ASSETS, NET
Intangible assets with definite lives	35,100		35,100
Non-compete agreements
INTANGIBLE ASSETS, NET
Intangible assets with definite lives	49,100		45,700
Student base
INTANGIBLE ASSETS, NET
Intangible assets with definite lives	23,152		16,476
Others
INTANGIBLE ASSETS, NET
Intangible assets with definite lives	9,190		6,500
Brand names
INTANGIBLE ASSETS, NET
Intangible assets with indefinite lives	¥ 411,240		¥ 345,624